Share-Based Payment Transactions (Details) - Schedule of weighted average exercise prices of share options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022
Number of Share Options ,Share Options outstanding at the beginning of the year	5,431	5,643
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 2.95	$ 2.41
Number of Share Options Share Options granted during the year	178,140
Weighted average exercise price, Share Options granted during the year	$ 6.5
Number of Share Options, Share Options forfeited during the year		(212)
Weighted average exercise price, Share Options forfeited during the year		$ 2.5
Number of Share Options, Share Options expired during the year
Weighted average exercise price, Share Options expired during the year
Number of Share Options, Share Options outstanding at the end of the year	183,571	5,431
Weighted average exercise price, Share Options outstanding at the end of the year	$ 6.39	$ 2.95
Number of Share Options, Share Options exercisable at the end of the year	107,679	4,416
Weighted average exercise price, Share Options exercisable at the end of the year	$ 6.3	$ 3.28